FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 8:-FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Group measures its foreign currency derivative instruments and marketable securities, at fair value. Investments in foreign currency derivative instruments and marketable securities are classified within Level 2 of the fair value hierarchy. This is because these assets (liabilities) are valued using alternative pricing sources and models utilizing market observable inputs.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2022
	Fair value measurements
	using input type
	Level 2	Total	NAV	Total
Marketable securities	$78,066	$78,066	$—	$—
Financial investments	—	—	16,500	16,500
Financial assets related to foreign currency derivative hedging contracts	(5,143)	(5,143)	—	—

Total financial net assets as of December 31, 2022	$72,923	$72,923	$16,500	$16,500

	December 31, 2021
	Fair value measurements
	using input type
	Level 2	Total

Marketable securities	$89,976	$89,976
Financial assets related to foreign currency derivative hedging contracts	812	812

Total financial net assets as of December 31, 2021	$90,788	$90,788

	December 31,2022
			Redemption
		Redemption	Notice
	Fair Value	Frequency	Period
Financial Investments:
Secured Bridge Loans Fund	$15,258	Monthly (Eligible)	90 days
Secured Bridge Loans Fund	1,242	—	—
	$16,500

This class includes several Secured Bridge Loans Funds that offer short-term loans to various companies which are mostly secured by real-estate assets. The fair values of the investments in this class have been estimated using the net asset value ("NAV") of the Company's ownership interest in partners' capital. Almost all investments funds (except one) can be redeemed by the investees after 12 months from the investment date and upon 90 days’ advance notice.

There is one investment in equity fund which is locked-up until its maturity after five years from investment date. Gains from the financial investments amounted to $937 for the year ended December 31, 2022.